Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

(a) Dividends: On January 21, 2020, the board of directors of the Partnership declared a cash distribution of $0.35 per common unit for the fourth quarter of 2019. The fourth quarter common unit cash distribution was paid on February 11, 2020, to unit holders of record on February 3, 2020.

(b) Acquisition of vessels: In January 2020, the Partnership agreed to acquire three 10,000 TEU sister container vessels, namely the M/V Athos, the M/V Aristomenis and the M/V Athenian built in 2011 at Samsung Heavy Industries Co, Ltd, for a total consideration of $162,600 from CMTC. The vessels are under long-term time charters with Hapag-Lloyd which will expire in April 2024. The gross charter rate for each vessel currently amounts to $27.0 per day, increasing to $28.0 per day for the M/V Aristomenis from October 2020, and from July 2021 onwards for the M/V Athos and the M/V Athenian. The time charters include two one-year options at $32.5 and $33.5 gross per day, respectively. The acquisition of the vessels was completed during January 2020

(c) Issuance of long term debt: On January 17, 2020 the Partnership entered into a new term loan facility of up to $38,500 for the purpose of partially financing the acquisition of M/V Athenian. The full amount of the facility was drawn on January 22, 2020 and is payable in 20 consecutive quarterly installments of $860 beginning three months after the drawdown date plus a balloon payment of $21,300 payable together with the last quarterly installment due in January 2025. The loan facility bears interest at Libor plus a margin of 2.55%.

(d) Sale and lease back transaction (financing arrangement):

In January 2020, the Partnership entered into an agreement for the sale and lease back of the vessels M/V Athos and M/V Aristomenis with CMB Financial Leasing Co., Ltd, (“CMBFL”) for up to $38,500 each. The lease agreement has a duration of five years, bears an interest at Libor plus a margin of 2.55% and includes a purchase option for the Partnership to acquire each vessel on expiration of the lease at the predetermined price of $22,500 or pay the amount of $7,500 to CMBFL, if the option is not exercised. In addition, the Partnership has various purchase options commencing from the first year anniversary of the lease. The full amounts were drawn down on January 23, 2020.